Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 357,327	$ 253,176
Short-term investments	2,532	104
Accounts receivable (note 4)	13,001	11,678
Loans to affiliate (note 4)	0	36,100
Prepaid expenses and other	36,519	44,869
Gross investment in lease (note 5)	44,348	35,478
Fair value of financial instruments (note 18(c))	113	0
Total current assets	453,840	381,405
Vessels (note 6)	5,926,274	4,537,216
Gross investment in lease (note 5)	817,631	687,896
Goodwill	75,321	75,321
Other assets (note 7)	204,931	196,304
Total assets	7,477,997	5,878,142
Current liabilities:
Accounts payable and accrued liabilities (note 15(a))	70,211	63,220
Current portion of deferred revenue (note 8)	55,915	55,367
Current portion of long-term debt (note 9)	722,641	257,800
Current portion of long-term obligations under capital lease (note 10)	48,384	43,912
Current portion of other long-term liabilities (note 11)	32,243	23,635
Total current liabilities	929,394	443,934
Deferred revenue (note 8)	376,884	328,681
Long-term debt (note 9)	2,764,900	2,192,833
Long-term obligations under capital lease (note 10)	591,372	595,016
Other long-term liabilities (note 11)	180,157	199,386
Fair value of financial instruments (note 18(c))	127,172	168,860
Total liabilities	4,969,879	3,928,710
Puttable preferred shares; $0.01 par value; 1,986,449 issued and outstanding (2017 - nil) (notes 3 and 12)	48,139	0
Share capital (note 12):
Preferred shares; $0.01 par value; 150,000,000 shares authorized (2017 – 150,000,000); 33,272,706 shares issued and outstanding (2017 – 32,872,706)	0	0
Class A common shares; $0.01 par value; 400,000,000 shares authorized (2017 – 200,000,000); 176,835,837 shares issued and outstanding (2017 – 131,664,101)	2,102	1,646
Treasury shares	(371)	(377)
Additional paid in capital	3,126,457	2,752,988
Deficit	(645,638)	(781,137)
Accumulated other comprehensive loss	(22,571)	(23,688)
Total shareholders' equity	2,459,979	1,949,432
Total liabilities and shareholders' equity	7,477,997	5,878,142
Commitments and contingencies (note 16)	0	0
Subsequent events (note 20)	$ 0	$ 0